Fair Value Measurements - Schedule of Reconciliation of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) - Level 3 - Market and Income Approaches
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	¥ 788,982	$ 112,823	¥ 466,006
Addition	0	0	492
Disposals	(10,000)	(1,430)	(52,581)
Conversion	35,000	5,005	370,373
Accrued interests	0	0	618
Allowance for credit losses	(54,093)	(7,735)	0
Net unrealized fair value change recognized in other comprehensive income	¥ (150,066)	$ (21,459)	¥ (2,506)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Foreign currency translation adjustments	¥ (7,163)	$ (1,025)	¥ 6,580
Balance	¥ 602,660	$ 86,179	¥ 788,982	$ 112,823